Credit Risk - Disclosure of Key Metrics to Measure and Control Credit Risk (Details) - Credit risk	12 Months Ended
Dec. 31, 2023
Expected Credit Loss (ECL)
Disclosure of credit risk exposure [line items]
Methods used to measure risk	Expected Credit Loss (ECL)
Description of objectives, policies and processes for managing risk	ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3
Disclosure of credit risk exposure [line items]
Methods used to measure risk	Stages 1, 2 and 3
Description of objectives, policies and processes for managing risk	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage.
Stage 3 ratio
Disclosure of credit risk exposure [line items]
Methods used to measure risk	Stage 3 ratio
Description of objectives, policies and processes for managing risk	The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.
Expected Loss (EL)
Disclosure of credit risk exposure [line items]
Methods used to measure risk	Expected Loss (EL)
Description of objectives, policies and processes for managing risk	EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.